Leases (Details) $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
Leases [Abstract]
Derecognition of right-of-use assets	$ 5,600
Derecognition of lease liabilities	4,300
Loss on lease termination	$ (55,879)